Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Feb. 05, 2021 USD ($) $ / shares shares	Apr. 01, 2019	Mar. 30, 2019	May 01, 2018	Dec. 31, 2020 CNY (¥) Customer Segment shares		Dec. 31, 2020 USD ($) Customer Segment	Dec. 31, 2019 CNY (¥) Customer shares		Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 CNY (¥) Customer	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares	Jan. 01, 2019 CNY (¥)	Jan. 01, 2019 USD ($)
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Exchange rate of one US$ to RMB					6.5250								6.5250
Goodwill					¥ 4,071,391			¥ 1,504,278					$ 623,968
Goodwill, impairment loss							$ 0			$ 0		$ 0
Allocated initial investment amount at fair value | ¥					74,383
Deferred revenue, revenue recognized					¥ 1,370,953		210,108
Contract liability							$ 0
Revenue, practical expedient, remaining performance obligation					true		true
Revenue, practical expedient, incremental cost of obtaining contract					true		true
Advertising expenditures					¥ 1,795,330		$ 275,146	1,649,660			¥ 1,047,160
Number of operating segment | Segment					1		1
Total expenses for employee benefits					¥ 241,951		$ 37,081	¥ 344,829			¥ 319,491
Foreign currency exchange rate appreciation (depreciation)					6.70%		6.70%	1.20%		1.20%	5.40%	5.40%
Operating lease right of use asset					¥ 209,339			¥ 81,055					32,083			¥ 184,849
Operating Lease Liability					202,708			75,848					31,065			176,376
Operating lease liability current					¥ 112,094			52,781					$ 17,178
Weighted Average Remaining Lease Term					1 year 9 months 3 days								1 year 9 months 3 days
Weighted average discount rate					7.28%								7.28%
Operating leases, rental expenses					¥ 119,855		$ 18,369	72,185
Common stock shares value					¥ 8,089	[1]		¥ 8,029	[1]				$ 1,240	[1]
Common stock shares authorised | shares					400,000,000,000			400,000,000,000					400,000,000,000		400,000,000,000
Common stock shares par value per share | $ / shares													$ 0.0025		$ 0.0025
Stock holders equity note stock split					4-for-1 Share		4-for-1 Share
ADR [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Common stock shares value	$ 1,000,000,000
Common stock shares authorised | shares	400,000,000,000
Common stock shares par value per share | $ / shares	$ 0.0025
Stock holders equity note stock split	one ADS representing four ordinary shares
Accounting Standards Update 2016-02 [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Operating lease right of use asset | ¥																184,849
Operating Lease Liability | ¥																¥ 176,376
Operating lease liability current																	$ 121,780
Operating lease liability noncurrent																	$ 54,596
T- T- P- Car Inc [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Consideration of Investment as convertible bond															$ 100,000
Additional principal amount which the group have the right to purchase							$ 65,000			$ 65,000
Convertible bond, interest rate								8.00%		8.00%
Investments as convertible bond, closing term								3 years		3 years
Allocated initial investment amount at fair value													$ 100,000
Net Revenues [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage					10.00%		10.00%	10.00%		10.00%	10.00%	10.00%
Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Government grants					¥ 210,022		$ 32,187	¥ 147,694			¥ 45,190
Vat Refunds					218,412		$ 33,473	293,008			¥ 289,326
Credit Concentration Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits					¥ 14,647,324			¥ 12,800,310					$ 2,244,801
Customer Concentration Risk [Member] | Net Revenues [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Number of customers represented greater than 10% | Customer					0		0	0		0	0	0
Beijing Prbrownies Software Co., Ltd. | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate				14.00%	10.00%		10.00%
Beijing Prbrownies Software Co., Ltd. | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate			13.00%
Chengdu Prbrownies Software Co., Ltd. [Member] | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate				14.00%	10.00%		10.00%
Chengdu Prbrownies Software Co., Ltd. [Member] | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate			13.00%
Tianjin Autohome Data Information Technology Company Limited [Member] | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate					10.00%		10.00%
Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate			13.00%
Value added tax refund rate					3.00%		3.00%
Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate		16.00%
Leads Generation Services [Member] | Chengdu Prbrownies Software Co., Ltd. [Member] | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate				17.00%	13.00%		13.00%
Value added tax refund rate					3.00%		3.00%
Leads Generation Services [Member] | Chengdu Prbrownies Software Co., Ltd. [Member] | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate		16.00%
Leads Generation Services [Member] | Tianjin Autohome Data Information Technology Company Limited [Member] | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate					13.00%		13.00%
Value added tax refund rate					3.00%		3.00%
Leads Generation Services [Member] | Tianjin Autohome Data Information Technology Company Limited [Member] | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate		16.00%

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.